Available-for-sale securities (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Due in one year or less, Cost Basis	$ 72
Due after one year through five years, Cost Basis	744
Due after five years through ten years, Cost Basis	41
Due after ten years, Cost Basis	27
Due in one year or less, Fair Value	73
Due after one year through five years, Fair Value	760
Due after five years through ten years, Fair Value	42
Due after ten years, Fair Value	27
Cost Basis	1,254
Fair Value	1,278
Schedule of Available-for-sale Securities
Cost Basis	1,421	1,438	1,479
Fair Value	1,554	1,570	1,586
Available-for-sale Securities, Proceeds, Gains and Losses
Proceeds from the sale of available-for-sale securities	434	449	306
Gross gains from the sale of available-for-sale securities	38	22	6
Gross losses from the sale of available-for-sale securities	2	2	0
U.S. governmental agency mortgage-backed securities
Schedule of Available-for-sale Securities
Cost Basis	292	322	291
Fair Value	294	321	299
Residential
Schedule of Available-for-sale Securities
Cost Basis	15	18	26
Fair Value	15	18	25
Commercial
Schedule of Available-for-sale Securities
Cost Basis	63	87	117
Fair Value	$ 67	$ 93	$ 127